Other Payables and Accrued Expenses - Schedule of Other Payables and Accrued Expenses (Details)	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Apr. 30, 2025 JPY (¥)
Schedule of Other Payables and Accrued Expenses [Abstract]
Outsourced research and development costs			¥ 1,214,400
Salary and benefit payables	17,936,794	116,435	19,420,822
Consumption tax payables	1,142,820	7,419	12,430,909
Professional service fee	16,846,331	109,356	8,296,135
Communication costs	3,512,573	22,802	5,068,589
Advertisement	2,145,000	13,924	2,233,000
Withholding tax	1,110,030	7,206	1,557,198
Corporate business tax	475,000	3,083	950,000
Resident tax for employees	416,900	2,706	511,900
Others	1,306,222	8,479	783,450
Total	¥ 44,891,670	$ 291,410	¥ 52,466,403